Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following:

		March 31, 2019
	Life	Licenses	Patent	Other Intangible Assets
Licensing Agreement – Jesse James	5	$125,000	$-	$-
Licensing Agreement – Jeff Rann	5	125,000	-	-
Streak Visual Ammunition patent	11.2	-	950,000	-
SWK patent acquisition	15		6,124,005
Jagemann Munition Components:
Customer Relationships	3	-	-	1,666,774
Intellectual Property	3	-	-	1,773,436
Tradename	5	-	-	2,472,095
		250,000	7,074,005	5,912,305

Accumulated amortization – Licensing Agreements		(108,333)	-	-
Accumulated amortization – Patents		-	(134,701)	-
Accumulated amortization – Intangible Assets		-	-	(61,803)
		$141,667	$6,939,304	$5,850,502

		March 31, 2018
	Life	Licenses	Patent	Other Intangible Assets
Licensing Agreement – Jesse James	5	$125,000	$-	$-
Licensing Agreement – Jeff Rann	5	125,000	-	-
Streak Visual Ammunition Patent	11.2	-	950,000	-
		250,000	950,000	-

Accumulated amortization – Licensing Agreements		(58,333)	-	-
Accumulated amortization – Patents		-	(49,627)	-
		$191,667	$900,373	$-

		December 31, 2017
	Life	Licenses	Patent	Other Intangible Assets
Licensing Agreement – Jesse James	5	$125,000	$-	$-
Licensing Agreement – Jeff Rann	5	125,000	-	-
Streak Visual Ammunition Patent	11.2	-	950,000	-
		250,000	950,000	-

Accumulated amortization – Licensing Agreements		(45,833)	-	-
Accumulated amortization – Patents		-	(25,166)	-
		$204,167	$924,834	$-